UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



          Report for the Calendar Year or Quarter Ended March 31, 2008

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Castine Capital Management, LLC

Address:  One International Place
          Suite 2401
          Boston, Massachusetts 02110

13F File Number: 028-12177

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Paul Magidson
Title:    Managing Member
Phone:    (617) 310-5190


Signature, Place and Date of Signing:

/s/ Paul Magidson               Boston, Massachusetts          May 14, 2008
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)



List of Other Managers Reporting for this Manager:  None

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  40

Form 13F Information Table Value Total: $173,717
                                       (thousands)


List of Other Included Managers: NONE


                                                      FORM 13F INFORMATION TABLE


COLUMN 1                        COLUMN  2     COLUMN 3   COLUMN 4     COLUMN 5         COLUMN 6    COLUMN 7       COLUMN 8

                                TITLE                    VALUE    SHRS OR   SH/ PUT/   INVESTMENT  OTHER        VOTING AUTHORITY
NAME OF ISSUER                  OF CLASS      CUSIP      (X$1000) PRN AMT   PRN CALL   DISCRETION  MANAGERS  SOLE      SHARED   NONE
--------------                  --------      -----      -------- -------   --- ----   ----------  --------  ----      ------   ----
AON CORP                        COM           037389103   7,740     192,526 SH         SOLE        NONE        192,526
ASSURED GUARANTY LTD            COM           G0585R106   7,462     314,342 SH         SOLE        NONE        314,342
BANK OF AMERICA CORPORATION     COM           060505104  12,510     330,000 SH         SOLE        NONE        330,000
BANK OF NEW YORK MELLON CORP    COM           064058100   1,669      40,000 SH         SOLE        NONE         40,000
BANKATLANTIC BANCORP            CL A          065908501   3,540     905,300 SH         SOLE        NONE        905,300
BANKFINANCIAL CORP              COM           06643P104   1,471      92,451 SH         SOLE        NONE         92,451
BENJAMIN FRANKLIN BANCORP IN    COM           082073107   4,200     304,325 SH         SOLE        NONE        304,325
BOSTON PRIVATE FINL HLDGS IN    COM           101119105   4,082     385,491 SH         SOLE        NONE        385,491
CAPE BANCORP INC                COM           139209100   5,795     595,000 SH         SOLE        NONE        595,000
CENTURY BANCORP INC             CL A NON VTG  156432106   4,512     224,500 SH         SOLE        NONE        224,500
COMERICA INC                    COM           200340107   7,718     220,000 SH         SOLE        NONE        220,000
DANVERS BANCORP INC             COM           236442109   4,171     415,000 SH         SOLE        NONE        415,000
DEALERTRACK HLDGS INC           COM           242309102   1,854      91,714 SH         SOLE        NONE         91,714
ESSA BANCORP INC                COM           29667D104   9,955     847,265 SH         SOLE        NONE        847,265
FIRSTFED FINL CORP              COM           337907109   2,482      91,423 SH         SOLE        NONE         91,423
GATX CORP                       COM           361448103   8,986     230,000 SH         SOLE        NONE        230,000
GOLDLEAF FINANCIAL SOLUTIONS    COM NEW       38144H208   2,796   1,370,400 SH         SOLE        NONE      1,370,400
GREENLIGHT CAPITAL RE LTD       CLASS A       G4095J109   1,647      88,556 SH         SOLE        NONE         88,556
HOME FED BANCORP INC MD         COM           43710G105   4,384     365,303 SH         SOLE        NONE        365,303
INDYMAC BANCORP INC             COM           456607100     992     200,000 SH         SOLE        NONE        200,000
ISTAR FINL INC                  COM           45031U101   1,016      72,400 SH         SOLE        NONE         72,400
LEGACY BANCORP INC              CL A          52463G105   2,193     156,985 SH         SOLE        NONE        156,985
MERIDIAN INTERSTAT BANCORP I    COM           58964Q104   4,106     420,300 SH         SOLE        NONE        420,300
METROPOLITAN HEALTH NETWORKS    COM           592142103   3,484   1,548,323 SH         SOLE        NONE      1,548,323
MGIC INVT CORP WIS              COM           552848103   8,951     850,000 SH         SOLE        NONE        850,000
NATIONAL CITY CORP              COM           635405103   4,975     500,000 SH         SOLE        NONE        500,000
NEWALLIANCE BANCSHARES INC      COM           650203102   3,846     313,700 SH         SOLE        NONE        313,700
NEWPORT BANCORP INC             COM           651754103   3,723     310,500 SH         SOLE        NONE        310,500
PROVIDENT FINL HLDGS INC        COM           743868101   1,182      74,100 SH         SOLE        NONE         74,100
REDWOOD TR INC                  COM           758075402   1,091      30,000 SH         SOLE        NONE         30,000
ROYAL BK CDA MONTREAL QUE       COM           780087102     930      20,000 SH         SOLE        NONE         20,000
SIGNATURE BK NEW YORK N Y       COM           82669G104   9,449     370,564 SH         SOLE        NONE        370,564
SOVEREIGN BANCORP INC           COM           845905108   4,660     500,000 SH         SOLE        NONE        500,000
STATE BANCORP INC N.Y           COM           855716106     839      71,106 SH         SOLE        NONE         71,106
SUN BANCORP INC                 COM           86663B102   2,978     226,147 SH         SOLE        NONE        226,147
TAL INTL GROUP INC              COM           874083108   2,475     105,000 SH         SOLE        NONE        105,000
UCBH HOLDINGS INC               COM           90262T308   2,988     385,000 SH         SOLE        NONE        385,000
UNIONBANCAL CORP                COM           908906100   6,030     122,860 SH         SOLE        NONE        122,860
UNITED FINANCIAL BANCORP INC    COM           91030T109   5,807     524,128 SH         SOLE        NONE        524,128
WILLIS LEASE FINANCE CORP       COM           970646105   5,028     400,000 SH         SOLE        NONE        400,000


SK 21745 0002 877080